Payments, by Category - 12 months ended Dec. 31, 2024 $ in Millions	USD ($)	[1],[2]
Payments:
Taxes	$ 2,591.2
Royalties	496.3
Fees	119.4
Prod. Entitlements	134.2
Bonuses	19.9
Infrastructure	0.3
Comm. Social Resp.	4.5	[3]
Total Payments	$ 3,365.8

[1]	Figures are rounded to the nearest $0.1 million.
[2]	The Dividends category required by the Regulations has been excluded from the table as no payments were made against this category for the year ended 31 December 2024.
[3]	Reported community and social contribution payments are those required by law or contract as required under this Form SD. Woodside makes social and community contribution payments above those required by law or contract.